Capital - Schedule of Information Relating to Subsidiaries that Reported Non-Controlling Interest (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of non-controlling interests [line items]
Revenue	$ 57,293	$ 73,949	$ 15,190
Net Profit (Loss)	(125,107)	(97,483)	(115,212)
Net Profit (Loss) attributable to NCI	(10,910)	(16,409)	(13,121)
Other comprehensive income	(14,999)	18,589	(6,000)
Total comprehensive income	(140,106)	(78,894)	(121,212)
Total comprehensive income attributable to NCI	(12,216)	(15,942)	$ (12,856)
Current assets	225,429	315,362
Non-current assets	156,647	154,109
Current liabilities	49,348	52,015
Non-current liabilities	96,254	108,610
Calyxt Inc. [member]
Disclosure of non-controlling interests [line items]
Revenue	26,946	22,892
Net Profit (Loss)	(28,358)	(43,902)
Net Profit (Loss) attributable to NCI	(10,910)	(16,409)
Other comprehensive income	(3,622)	(1,196)
Total comprehensive income	(31,980)	(45,098)
Total comprehensive income attributable to NCI	(12,216)	(15,942)
Current assets	15,180	39,590
Non-current assets	19,656	23,737
Current liabilities	4,933	6,945
Non-current liabilities	14,495	19,507
Net assets	15,408	36,875
Net assets attributable to NCI	$ 5,886	$ 13,035